NET REVENUE - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,993	$ 1,620	$ 3,933	$ 3,038
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106	88	233	171
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,887	1,532	3,700	2,867
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,884	1,527	3,709	2,855
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 109	$ 93	$ 224	$ 183